Certain risks and concentration (Details) - Supplier Concentration Risk [Member] - Purchases	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Supplier A [Member]
Concentration Risk [Line Items]
Concentration risk (as on percentage)	17.00%	0.00%
ZMI
Concentration Risk [Line Items]
Concentration risk (as on percentage)	0.00%	60.00%